Supplemental Schedule, Asset Held for Investment (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans	$ 16,003,000
Assets Held for Investment, Total	$ 16,003,000
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loan, Interest Rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loan, Interest Rate	9.50%